Supplement to the
Fidelity® High Yield Factor ETF and Fidelity® Preferred Securities & Income ETF
December 30, 2022
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of Fidelity® High Yield Factor ETF.
HIE-PSTK-0623-100 1.9910129.100	June 7, 2023